DELAWARE MINNESOTA INSURED FUND
DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND
DELAWARE TAX-FREE MISSOURI INSURED FUND
DELAWARE TAX-FREE OREGON INSURED FUND
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
DELAWARE TAX-FREE IDAHO FUND
DELAWARE TAX-FREE MINNESOTA FUND
DELAWARE MONTANA MUNICIPAL BOND FUND
DELAWARE TAX-FREE KANSAS FUND
DELAWARE TAX-FREE NORTH DAKOTA FUND
DELAWARE TAX-FREE IOWA FUND
DELAWARE TAX-FREE WISCONSIN FUND

(each, a "Fund")

Supplement to the Funds' Prospectus dated October 31, 2000

The following supplements the information on page 40 of the Prospectus in the section entitled "Portfolio managers" under "Who manages the Funds":

Together with Ms. Howell, Mitchell L. Conery has primary responsibility for making day-to-day investment decisions for each of the Minnesota Funds, Montana Municipal Bond Fund, Tax-Free Idaho Fund, Tax-Free Kansas Fund, Tax-Free Missouri Fund, Tax-Free North Dakota Fund, Tax-Free Oregon Insured Fund, Tax-Free Iowa Fund and Tax-Free Wisconsin Fund. Mr.Conery assumed the responsibility for each of the Funds on August 1, 2001. In making investment decisions for the Funds, Mr. Conery and Ms. Howell regularly consult with Mr. Coyne.

This Supplement is dated August 8, 2001.